Financial Instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of internal credit grades [line items]
Cash and demand deposits	$ 1,642	$ 1,548
Accounts Payable and Accrued Liabilities [Member]
Disclosure of internal credit grades [line items]
Cash and demand deposits	(649)	(298)
Accounts and other receivable [Member]
Disclosure of internal credit grades [line items]
Cash and demand deposits	917	510
Cash and Cash Equivalents [Member]
Disclosure of internal credit grades [line items]
Cash and demand deposits	$ 1,374	$ 1,336